Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

December 4, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the series WCM Mid Cap Quality Value Fund do not differ from that contained in Post-Effective Amendment No. 1239 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on November 26, 2024, with an effective date of November 29, 2024.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/Carmen M. Castillo-Andino
Carmen M. Castillo-Andino
Investment Managers Series Trust